Quarterly Financial Data (Unaudited) (Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Quarterly Financial Data (Unaudited)
Net sales	$ 2,297	$ 2,142	$ 2,254	$ 1,988	$ 2,113	$ 1,995	$ 2,262	$ 1,969	$ 8,681	$ 8,339	$ 8,366
Gross profit	694	710	763	646	709	752	835	687
Income (loss)	48	130	96	64	108	13	285	176	338	582	184
Income (loss) per common share - Basic	$ 0.08	$ 0.21	$ 0.15	$ 0.10	$ 0.16	$ 0.02	$ 0.41	$ 0.25	$ 0.54	$ 0.85	$ 0.26
Income (loss) per common share - Diluted	$ 0.08	$ 0.21	$ 0.15	$ 0.10	$ 0.16	$ 0.02	$ 0.41	$ 0.25	$ 0.54	$ 0.84	$ 0.26
Net income (loss)	$ 113	$ 156	$ 833	$ 194	$ 192	$ (328)	$ 376	$ 287
Net income (loss), per common share - Basic	$ 0.19	$ 0.25	$ 1.30	$ 0.29	$ 0.28	$ (0.49)	$ 0.53	$ 0.41	$ 2.07	$ 0.74	$ 0.52
Net income (loss), per common share - Diluted	$ 0.19	$ 0.25	$ 1.30	$ 0.29	$ 0.28	$ (0.49)	$ 0.53	$ 0.41	$ 2.06	$ 0.73	$ 0.52
Cash dividends declared	$ 0.23	$ 0.115	$ 0.115		$ 0.22	$ 0.11	$ 0.11		$ 0.46	$ 0.44	$ 0.44
Market price - High	$ 19.80	$ 20.26	$ 17.72	$ 15.40	$ 15.08	$ 14.17	$ 12.61	$ 11.36
Market price - Low	$ 17.87	$ 16.45	$ 14.00	$ 13.22	$ 12.83	$ 11.67	$ 10.64	$ 9.17
Market price - Close	$ 19.32	$ 17.90	$ 17.51	$ 13.43	$ 13.99	$ 13.74	$ 12.45	$ 11.21